EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Disclosure of ownership interest, voting interest, and carrying value of joint ventures
The following table presents the economic interest, voting interest and carrying value of the partnership’s equity accounted investments as at December 31, 2024 and 2023:

(US$ MILLIONS, except as noted)	Economic interest (%)		Voting interest (%)		Carrying value
	2024	2023	2024	2023	2024	2023
Business services	11% - 50%	14% - 50%	11% - 50%	14% - 50%	$717	$465
Infrastructure services	17% - 50%	17% - 50%	17% - 50%	17% - 50%	969	1,058
Industrials	13% - 54%	13% - 54%	13% - 50%	13% - 50%	639	631
Total					$2,325	$2,154

Disclosure of ownership interest, voting interest, and carrying value of associates
The following table presents the economic interest, voting interest and carrying value of the partnership’s equity accounted investments as at December 31, 2024 and 2023:

(US$ MILLIONS, except as noted)	Economic interest (%)		Voting interest (%)		Carrying value
	2024	2023	2024	2023	2024	2023
Business services	11% - 50%	14% - 50%	11% - 50%	14% - 50%	$717	$465
Infrastructure services	17% - 50%	17% - 50%	17% - 50%	17% - 50%	969	1,058
Industrials	13% - 54%	13% - 54%	13% - 50%	13% - 50%	639	631
Total					$2,325	$2,154

Disclosure of change in equity investments
The following table presents the change in the equity accounted investments balance for the years ended December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$2,154	$2,065
Additions	372	464
Dispositions	(29)	(354)
Share of net income (loss)	90	132
Share of other comprehensive income (loss)	(13)	1
Distributions received	(206)	(172)
Foreign currency translation	(43)	18
Balance at end of year	$2,325	$2,154

Disclosure of interests in joint ventures
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as at December 31, 2024 and 2023:

	Year ended December 31, 2024
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$1,629	$6,977	$8,606	$1,853	$4,580	$6,433	$2,173
Infrastructure services	2,350	7,708	10,058	1,452	4,565	6,017	4,041
Industrials	1,257	1,649	2,906	564	1,041	1,605	1,301
Total	$5,236	$16,334	$21,570	$3,869	$10,186	$14,055	$7,515

	Year ended December 31, 2023
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$825	$2,809	$3,634	$521	$2,509	$3,030	$604
Infrastructure services	2,505	8,164	10,669	1,516	4,495	6,011	4,658
Industrials	1,083	1,722	2,805	479	1,123	1,602	1,203
Total	$4,413	$12,695	$17,108	$2,516	$8,127	$10,643	$6,465
The following tables summarize the gross amounts of revenues, net income and other comprehensive income from the partnership’s equity accounted investments for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$1,345	$(79)	$(2)	$(81)
Infrastructure services	6,037	(24)	(77)	(101)
Industrials	2,388	130	1	131
Total	$9,770	$27	$(78)	$(51)

	Year ended December 31, 2023
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$731	$115	$—	$115
Infrastructure services	6,249	100	6	106
Industrials	2,690	71	(5)	66
Total	$9,670	$286	$1	$287

	Year ended December 31, 2022
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$621	$197	$5	$202
Infrastructure services	5,614	95	2	97
Industrials	3,462	456	9	465
Total	$9,697	$748	$16	$764

Disclosure of interests in associates
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as at December 31, 2024 and 2023:

	Year ended December 31, 2024
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$1,629	$6,977	$8,606	$1,853	$4,580	$6,433	$2,173
Infrastructure services	2,350	7,708	10,058	1,452	4,565	6,017	4,041
Industrials	1,257	1,649	2,906	564	1,041	1,605	1,301
Total	$5,236	$16,334	$21,570	$3,869	$10,186	$14,055	$7,515

	Year ended December 31, 2023
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$825	$2,809	$3,634	$521	$2,509	$3,030	$604
Infrastructure services	2,505	8,164	10,669	1,516	4,495	6,011	4,658
Industrials	1,083	1,722	2,805	479	1,123	1,602	1,203
Total	$4,413	$12,695	$17,108	$2,516	$8,127	$10,643	$6,465
The following tables summarize the gross amounts of revenues, net income and other comprehensive income from the partnership’s equity accounted investments for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$1,345	$(79)	$(2)	$(81)
Infrastructure services	6,037	(24)	(77)	(101)
Industrials	2,388	130	1	131
Total	$9,770	$27	$(78)	$(51)

	Year ended December 31, 2023
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$731	$115	$—	$115
Infrastructure services	6,249	100	6	106
Industrials	2,690	71	(5)	66
Total	$9,670	$286	$1	$287

	Year ended December 31, 2022
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$621	$197	$5	$202
Infrastructure services	5,614	95	2	97
Industrials	3,462	456	9	465
Total	$9,697	$748	$16	$764